Share capital and reserves	6 Months Ended
Jun. 30, 2023
Share Capital And Reserves
Share capital and reserves

13. Share capital and reserves

	June 30, 2023	December 31, 2022
	£	£

Share capital	397,978	397,493
Share premium	18,134,171	16,597,811
	18,532,149	16,995,304

	June 30, 2023	December 31, 2022
	Number	Number
Authorized, allotted, called up and fully paid share capital comprises:
Ordinary shares of £0.0001 each	5,799,298	949,958
Deferred shares of £0.4999 each	794,955	794,955
Total Ordinary shares outstanding at the end of the period	6,594,253	1,744,913

	Number of	Ordinary share capital	Deferred share	Share premium
	shares	£	capital	£
Fully paid share capital:
Balance at December 31, 2022	1,744,913	95	397,398	16,597,811
Issue of Ordinary shares	4,849,340	485	-	1,536,360
Balance at June 30, 2023	6,594,253	580	397,398	18,134,171

On March 27, 2023, TC BioPharm Holdings (PLC) (the “Company”), entered into a Securities Purchase Agreement (the “Purchase Agreement”) with certain accredited investors (the “Investors”), pursuant to which the Company agreed to issue and sell an aggregate of 215,000 American Depositary Shares (the “ADSs”), pre-funded warrants to purchase up to 3,222,500 ADS (the “Pre-Funded Warrants”), and series C purchase warrants to purchase up to 3,437,500 ADSs (the “Ordinary Warrants” and together with the Pre-Funded Warrants and the ADSs, the “Securities”). The purchase price for each ADS and associated Ordinary Warrants was $1.60 and the purchase price per each Pre-Funded Warrant and associated Ordinary Warrants was $1.599. The Ordinary Warrants were immediately exercisable, expire five (5) years from the date of issuance and have an exercise price of $1.75 per ADS. The Pre-Funded Warrants may be exercised at any time until all of the Pre-Funded Warrants are exercised in full at an exercise price of $0.001 per ADS. The total net proceeds from this offering were approximately $4.9 million, after deducting estimated offering expenses of approximately $0.6 million.

In connection with the Offering, the Company agreed that certain existing warrants to purchase up to an aggregate of 2,800,000 ADSs of the Company that were previously issued on November 30, 2022, at an exercise price of $5.00 per ADS and expiration dates of May 30, 2025 and May 30, 2028, were amended effective upon the closing of the Offering so that the amended warrants will have a reduced exercise price of $1.75 per ADS.

In the period from January 1, 2023 to June 30, 2023, the holders of prefunded warrants, exercised prefunded warrants to purchase 4,114,500 ADSs.

In the period from January 1, 2023 to June 30, 2023, the holders of Convertible Loan Notes exercised their rights to convert the notes to purchase 519,840 ADSs.